Segment Reporting (Details) - Consolidating Statements of Operations by Industry - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net revenues	$ 7,958	$ 5,971	$ 16,373	$ 10,979	$ 27,052	$ 26,751
Total segment income (loss)	(2,065)	(987)	(4,433)	(2,069)	(4,087)	(2,439)
Additional Segment Disclosures:
Interest expense	93	13	176	9	658	0
Gain on warrant liability,net of deferred loan fees amortization	757	0	388	0
Depreciation and amortization expense	292	215	583	393	866	795
Income tax expense	4	4	10	1	70	25
Total asset expenditures	48	85	138	196	816	315
Urgent And Primary Care [Member]
Segment Reporting Information [Line Items]
Net revenues	2,354	474	5,026	474	3,906	0
Total segment income (loss)	(795)	71	(1,245)	71	(80)	0
Additional Segment Disclosures:
Interest expense	70	13	132	13	658	0
Gain on warrant liability,net of deferred loan fees amortization	(568)	0	(291)	(4)
Depreciation and amortization expense	151	41	300	41	222	0
Income tax expense	0	0	0	0	(145)	0
Total asset expenditures	19	0	19	0	347	0
Ancillary Network [Member]
Segment Reporting Information [Line Items]
Net revenues	5,604	5,497	11,347	10,505	23,146	26,751
Total segment income (loss)	340	242	450	75	1,353	1,096
Additional Segment Disclosures:
Interest expense	0	0	0	0	0	0
Gain on warrant liability,net of deferred loan fees amortization	0	0	0	0
Depreciation and amortization expense	141	174	283	352	644	795
Income tax expense	0	4	6	1	215	25
Total asset expenditures	0	85	0	196	429	315
Shared Services [Member]
Segment Reporting Information [Line Items]
Net revenues	0	0	0	0	0	0
Total segment income (loss)	(1,610)	(1,300)	(3,638)	(2,215)	(5,360)	(3,535)
Additional Segment Disclosures:
Interest expense	23	0	44	0	0	0
Gain on warrant liability,net of deferred loan fees amortization	(189)	0	(97)	0
Depreciation and amortization expense	0	0	0	0	0	0
Income tax expense	0	0	0	0	0	0
Total asset expenditures	$ 29	$ 0	$ 119	$ 0	$ 40	$ 0